SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D. C. 20549

                              FORM 10-Q

Quarterly Report Pursuant to Section 13 or 15(d) of the
Securities
                      Exchange Act of 1934


For the quarterly period ended March 31, 1995

Commission File Number 1-134

                    CURTISS-WRIGHT CORPORATION

     (Exact name of Registrant as specified in its charter)


           Delaware                            13-0612970
(State or other jurisdiction of            (I.R.S. Employer
incorporation or organization)             Identification No.)


     1200 Wall Street West
     Lyndhurst, New Jersey                        07071

(Address of principal executive offices)        (Zip Code)


          (201) 896-8400

     (Registrant's telephone number, including area code)


Indicate by check mark whether the Registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months and (2) has been subject to such filing requirements for the past 90 days.

Yes   X        No

Indicate the number of shares outstanding of each of the issuer's classes of common stock, as of the latest practicable date.

Common Stock, par value $1.00 per share: 5,059,053 shares
(as of  May 9, 1995)

           CURTISS-WRIGHT CORPORATION AND SUBSIDIARIES

                        TABLE OF CONTENTS






                                                       PAGE

PART I - FINANCIAL INFORMATION

Item 1 - Financial Statements:

          Consolidated Balance Sheets                       3

          Consolidated Statements of Earnings               4

          Consolidated Statements of Cash Flows             5

          Consolidated Statements of Stockholders'
            Equity                                          6

          Notes to Consolidated Financial Statements    7 - 9

Item 2 - Management's Discussion and Analysis of
           Financial Condition and Results of
           Operations                                  10 -13


PART II - OTHER INFORMATION

Item 4 - Submission of Matters to a Vote of
           Security Holders                                14

Item 6 - Exhibits and Reports on Form 8-K              15 -16

                     PART I - FINANCIAL INFORMATION
                      Item 1 - Financial Statements

                CURTISS-WRIGHT CORPORATION and SUBSIDIARIES
                        CONSOLIDATED BALANCE SHEETS
                              (In Thousands)

                                             (Unaudited)
                                              March 31,      December 31,
                                                1995             1994
Assets:                                      ----------       ----------
 Cash and cash equivalents                    $  5,098         $  4,245
 Short-term investments                         71,708           72,200
 Receivables, net                               34,848           32,467
 Deferred tax asset                              8,079            8,204
 Inventories                                    27,123           24,889
 Other current assets                            2,291            2,338
                                             ----------       ----------
   Total current assets                        149,147          144,343
                                             ----------       ----------
 Property, plant and equipment, at cost        204,876          202,988
 Less, accumulated depreciation                145,345          142,550
                                             ----------       ----------
   Property, plant and equipment, net           59,531           60,438
 Prepaid pension costs                          28,772           28,092
 Other assets                                    5,781            5,821
                                             ----------       ----------
   Total assets                               $243,231         $238,694
                                             ==========       ==========
Liabilities:
 Accounts payable and accrued expenses        $ 15,406         $ 15,250
 Dividends payable                               1,264
 Income taxes payable                            2,101            2,105
 Other current liabilities                      18,537           18,659
                                             ----------       ----------
   Total current liabilities                    37,308           36,014
                                             ----------       ----------
 Long-term debt                                  9,047            9,047
 Deferred income taxes                           7,016            6,446
9Accrued benefit costs                          10,958           10,802
 Other liabilities                              16,632           17,616
                                             ----------       ----------
   Total liabilities                            80,961           79,925
                                             ----------       ----------
Stockholders' equity:
 Common stock, $1 par value                     10,000           10,000
 Capital surplus                                57,139           57,139
 Retained earnings                             278,347          275,600
 Equity adjustments from foreign
  currency translation                            (868)          (1,622)
                                             ----------       ----------
                                               344,618          341,117
    Less, cost of treasury stock               182,348          182,348
                                             ----------       ----------
   Total shareholders' equity                  162,270          158,769
                                             ----------       ----------
   Total liab. & shareholders' equity         $243,231         $238,694
                                             ==========       ==========
                                     - 3 -
[FN] See notes to consolidated financial statements.

                CURTISS-WRIGHT CORPORATION and SUBSIDIARIES
                    CONSOLIDATED STATEMENTS of EARNINGS
                               (UNAUDITED)
                   (In thousands except per share data)

                                                  Three Months Ended
                                                       March 31,
                                                ------------------------
                                                  1995          1994
                                                ---------      ---------
Revenues:
 Sales                                           $37,543        $38,538
 Rentals and gains and losses on
  sales of real estate and equipment               2,092          2,100
 Interest, dividends and gains & losses on
  sales of short-term investments, net             1,060            825
 Other income, net                                   118            198
                                                ---------      ---------
   Total revenues                                 40,813         41,661
                                                ---------      ---------
Cost and expenses:
 Product and engineering                          25,981         27,144
 Selling and service                               1,589          1,357
 Administrative and general                        7,037          6,515
 Interest                                            128             88
                                                ---------      ---------
   Total costs and expenses                       34,735         35,104
                                                ---------      ---------
Earnings before income taxes & cumulative
  effect of change in accounting principle         6,078          6,557
Provision for income taxes                         2,066          2,252
                                                ---------      ---------
Earnings before cumulative effect
  of change in accounting principle                4,012          4,305
Cumulative effect of change in
  accounting principle  (net of
  applicable taxes)                                                (244)
                                                ---------      ---------
   Net earnings                                  $ 4,012        $ 4,061
                                                =========      =========
Weighted average number of common
 shares outstanding                                5,061          5,061

Net earnings per common share:
  Earnings before cumulative effect
    of change in accounting principle              $ .79          $ .85
  Cumulative effect of change in
    accounting principle                                           (.05)
                                                ---------      ---------
Net earnings per common share                      $ .79          $ .80
                                                =========      =========

Dividends per common share                         $ .25          $ .25
                                                =========      =========
                                     - 4 -
[FN] See notes to consolidated financial statements.

                CURTISS-WRIGHT CORPORATION and SUBSIDIARIES
                   CONSOLIDATED STATEMENTS of CASH FLOWS
                                (UNAUDITED)
                               (In thousands)
                                                      Three Months Ended
                                                            March 31
                                                    ----------------------
                                                       1995        1994
                                                    ----------  ----------
Cash flows from operating activities:
 Net earnings                                        $  4,012    $  4,061
 Adjustments to reconcile net earnings to
   net cash provided by operating activities:
    Cumulative eff of changes in acctg principles                     244
    Depreciation and amortization                       2,471       2,721
    Net gains on short-term investments                  (216)       (495)
    (Increase) decrease in net deferred taxes             695        (614)
    Changes in operating assets and liabilities:
      Proceeds from sales of trading securities        37,599      31,043
      Purchases of trading securities                 (36,848)    (40,500)
      Increase in receivables                          (1,275)     (1,582)
      (Increase) decrease in inventory                 (2,622)        515
      Increase (decrease) in progress payments           (718)        208
      Inc (dec) in accts payable & accrued expenses       156      (1,276)
      Increase (decrease) in income taxes payable          (4)      3,637
      Increase in other assets                           (591)       (428)
      Increase (decrease) in other liabilities           (957)        786
      Litigation settlement                                        (8,880)
      Other, net                                          299        (218)
                                                    ----------  ----------
        Total adjustments                              (2,011)    (14,839)
                                                    ----------  ----------
    Net cash provided (used) by operating
      activities                                        2,001     (10,778)
                                                    ----------  ----------
Cash flows from investing activities:
 Proceeds (losses) on sales of real estate & equip.       379         (57)
 Additions to property, plant and equipment            (1,489)       (334)
                                                    ----------  ----------
    Net cash used by investing activities              (1,110)       (391)
                                                    ----------  ----------
Cash flows from financing activities:
 Principal payments on long-term debt                     (38)        (25)
                                                    ----------  ----------
    Net cash used by financing activities                 (38)        (25)
                                                    ----------  ----------
Net inc (dec) in cash & cash equivalents                  853     (11,194)
Cash and cash equivalents at beginning of period        4,245      20,349
                                                    ----------  ----------
Cash and cash equivalents at end of period           $  5,098    $  9,155
                                                    ==========  ==========
                                     - 5 -
[FN] See notes to consolidated financial statements.

                        CURTISS-WRIGHT CORPORATION and SUBSIDIARIES
                      CONSOLIDATED STATEMENTS of STOCKHOLDERS' EQUITY
                                        (UNAUDITED)
                                 (In thousands of dollars)

                                                                        Equity
                                                           Unearned   Adjustments
                       Common Stock                       Portion of  from Foreign
                    Shares             Capital  Retained  Restricted    Currency     Treasury Stock
                    Issued     Amount  Surplus  Earnings     Stock    Translation   Shares   Amount
- - ----------------- ----------  -------  -------  --------    ------      --------   --------- --------
December 31, 1993 10,000,000  $10,000  $57,172  $261,356    $ (87)      $(1,862)   4,939,257 $182,348

 Net earnings                                     19,303
 Common dividends                                 (5,059)
 Amortization of
  unearned portion
  of restricted
  stock                                    (33)                87
 Translation ad-
  justments, net                                                           (240)
                  ----------  -------  -------  --------    ------      --------   --------- --------
December 31, 1994 10,000,000   10,000   57,139   275,600                 (1,622)   4,939,257  182,348

 Net earnings                                      4,012
 Common dividends                                 (1,265)
 Translation ad-
  justment, net                                                             754
                  ----------  -------  -------  --------    ------      --------   --------- --------
March 31, 1995    10,000,000  $10,000  $57,139  $278,347    $ -         $  (868)   4,939,257 $182,348
                  ==========  =======  =======  ========    ======      ========   ========= ========



                                     - 6 -


     See notes to consolidated financial statements.


                 CURTISS-WRIGHT CORPORATION and SUBSIDIARIES
                 NOTES to CONSOLIDATED FINANCIAL STATEMENTS
                                 (UNAUDITED)

1.   BASIS OF PRESENTATION

     The information furnished in this report reflects all adjustments, consisting primarily of normal recurring accruals, which are, in the opinion of management, necessary for a fair statement of the results for the interim periods presented. The unaudited consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Corporation's 1994 Annual Report to Stockholders. The results of operations for these interim periods are not necessarily indicative of the operating results for a full year.

2.   SHORT-TERM INVESTMENTS

     The Corporation accounts for its short-term investments in accordance with Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities" (SFAS No. 115). The Corporation's short-term investments are comprised of marketable equity and non-equity securities, all classified as trading securities under SFAS No. 115 and accordingly carried at their fair value, which is based on quoted prices for these investments at March 31, 1995.

     Short-term investments have an aggregate cost of $71,785,000 and an aggregate fair value of $71,708,000 at March 31, 1995, compared to an aggregate cost of $72,750,000 and an aggregate fair value of $72,200,000 at December 31, 1994. Included in the determination of net earnings were net realized gains and losses on the sales of short-term investments, determined on the specific identification cost basis. The Corporation realized net losses of $257,000 for the first quarter of 1995 and realized net gains of $1,209,000 for the first quarter of 1994. Also included in the determination of net earnings for the first quarter of 1995 were net unrealized holding gains on trading securities totaling $473,000, and net unrealized holding losses of $714,000 for the first quarter of 1994.

3.   RECEIVABLES

     Receivables, at March 31, 1995 and December 31, 1994, include amounts billed to customers and unbilled charges on long-term contracts consisting of amounts recognized as sales but not billed at the dates presented. Substantially all amounts of unbilled receivables are expected to be billed and collected within a year. The composition of receivables for those periods is as follows:
                                                  (In thousands)
                                           ---------------------------
                                          (Unaudited)
                                           March 31,      December 31,
                                              1995            1994
                                           ---------       ---------
Accounts receivable, billed                 $26,904         $28,121
 Less: progress payments applied              2,147           4,464
                                           ---------       ---------
                                             24,757          23,657
                                           ---------       ---------
Unbilled charges on long-term contracts      29,551          27,084
 Less: progress payments applied             18,791          17,580
                                           ---------       ---------
                                             10,760           9,504
                                           ---------       ---------
Allowance for doubtful accounts                (669)           (694)
                                           ---------       ---------
Receivables, net                            $34,848         $32,467
                                           =========       =========
4.   INVENTORIES

     Inventories are valued at the lower of cost (principally average cost) or market. The composition of inventories at March 31, 1995 and December 31, 1994 is as follows:

                                                     In thousands
                                              ---------------------------
                                             (Unaudited)
                                               March 31,     December 31,
                                                 1995            1994
                                              ---------       ---------
Raw material                                   $ 4,303         $ 4,195
Work-in-process                                 11,217           9,819
Finished goods                                   3,529           3,477
Inventoried costs related to U. S.
 Government & other long-term contracts         11,113          10,049
                                              ---------       ---------
Total inventories                               30,162          27,540
Less: progress payments applied, principally
 related to long-term contracts                  3,039           2,651
                                              ---------       ---------
Net inventories                                $27,123         $24,889
                                              =========       =========

5.   ENVIRONMENTAL MATTERS

     The Corporation is subject to federal, state and local laws and regulations concerning the environment, and is currently participating in administrative or court proceedings involving a number of sites under these laws, usually as a participant in an industry group of potentially responsible parties. Many of these proceedings are at a stage where it is impossible to estimate with any certainty the total cost of remediation, the timing and extent of remedial actions which may be required by governmental authorities, and the amount of the liability, if any, of the Corporation alone or in relation to that of any other responsible parties. The Corporation also has been seeking to establish insurance coverage with respect to a number of these matters through litigation against certain insurance carriers. When it is possible to make a reasonable estimate of the Corporation's liability with respect to an environmental matter, a provision is recorded as appropriate. Actual costs to be incurred in future periods may vary from these estimates.

     Based on facts presently known to it, the Corporation does not believe that the outcome of any one of these environmental proceedings, in excess of amounts provided, will have a material adverse effect on its results of operations or financial condition.

6.   CONSOLIDATED STATEMENTS OF CASH FLOWS

     Interest payments of $141,000 and $62,000 were made primarily in association with long-term debt in the first quarters of 1995 and 1994, respectively. The Corporation made an estimated federal income tax payment of $412,000 for the first quarter of 1995, while no estimated payment was necessary for the first quarter of 1994.

7.  EARNINGS PER SHARE

     Earnings per share were computed by dividing the applicable amount of earnings by the weighted average number of common shares outstanding during each period shown in the accompanying Consolidated Statements of Earnings. The assumed exercise of outstanding stock options had an immaterial dilutive effect on earnings per share in each respective period.

                CURTISS-WRIGHT CORPORATION and SUBSIDIARIES
                  MANAGEMENT'S DISCUSSION and ANALYSIS of
               FINANCIAL CONDITION and RESULTS of OPERATIONS

RESULTS OF OPERATIONS:
     Curtiss-Wright Corporation posted consolidated net earnings for the first quarter of 1995 totaling $4.0 million, or $.79 per share, as compared with first quarter 1994 net earnings of $4.1 million, or $.80 per share. Net earnings for the first quarter of 1994 had been reduced by $.2 million, or $.05 per share, on account of a change in accounting for estimated future postemployment benefits.

     Total sales reported for the first quarter of 1995 were $37.5 million, a 3% decline when compared with sales of $38.5 million for the first quarter of 1994. Aggregate pre-tax operating earnings generated by the Corporation's three business segments, excluding net pension income and corporate charges, also declined slightly. Segment operating earnings for the first quarter of 1995 totaled $5.4 million, a 5% decrease when compared with earnings of $5.6 million, for the same period of last year. New orders totaling $34.8 million were received in the first three months of 1995, well above total orders of $26.8 million received in the first three months of 1994. The increase in orders was primarily within the Corporation's Industrial segment. The backlog of unshipped orders for the Corporation totaled $113.8 million at March 31, 1995, substantially below the backlog of $137.5 million at March 31, 1994.

     Curtiss-Wright's first quarter 1995 results present a marked departure from its long standing tradition of strong Aerospace sales and operating profits. As discussed in previous filings, the Corporation has been subjected to adverse conditions in global aerospace markets over the past few years. Aerospace markets have been impacted by a global airline business recession, severe declines in both military and commercial aircraft production, the maturation of the F-16 and end of the F-14 production programs and a stretch-out of the F-22 development program. These conditions are reflected in the first quarter operating results for
1995.   However, a strong performance by the Industrial segment offset most of the declines in Aerospace sales and earnings.

Segment Performance:
     The Corporation's Aerospace segment posted sales of $16.9 million for the first quarter of 1995, a decline of 25% when compared with sales for the same period of 1994. Operating earnings for the segment also declined in 1995, totaling 58% below earnings levels of the same prior year period. These declines are reflective of the significantly lower production volume and related sales on the Lockheed Martin F-16 program and an underabsorption of current costs because of less than full utilization of production facilities. Engineering overruns on the development contracts discussed below also contributed to the decline in operating profit for the current period. The Corporation's sales of actuation components and systems continued to be adversely affected by declines in Boeing commercial production programs, caused by continued schedule adjustments on current contracts. The declines in production programs were partially offset by increases in both military and commercial spare parts sales and increases in overhaul activities relating to actuation equipment manufactured by Curtiss-Wright and other firms. Reflecting global market conditions, sales of shot peening and peen forming services also declined in both domestic and foreign aerospace markets when comparing the first quarter of 1995 with the first quarter of 1994. The decline in sales of these services was less severe than the declines in sales of actuation equipment and operating profits for the first quarter of 1995 which were on par with the same period of 1994.

     Curtiss-Wright continues to make significant strides in the expansion of its overhaul operations. During the first quarter of 1995, the Corporation established a joint venture operation with Danish Aerotech A/S located in Karup, Denmark. This new operation, Curtiss-Wright Flight Systems Europe A/S, will provide overhaul services to the commercial European, Middle East and African markets. Curtiss-Wright has received final approval to provide these overhaul services from both the Federal Aviation Administration and European aviation authorities. In addition, final preparations to open this new facility were completed early in the second quarter of 1995 and the Corporation has begun to provide overhaul services from its European facility.

     Curtiss-Wright also continues to make progress on its fixed price engineering and development contracts associated with the Lockheed Martin/Boeing F-22, the McDonnell Douglas F/A-18 E/F and the Bell Boeing V-22 Osprey. For the first quarter of 1995, more than 6% of Aerospace segment revenue is attributable to these engineering and development contracts, compared to only 1% for the first quarter of 1994. While these engineering efforts are significant to the future of Curtiss-Wright, the revenues associated with them do not fully offset the impact of production declines associated with the F-16 program.

     New orders received in the first quarter of 1995 by the Aerospace segment totaled $13.4 million, compared with $14.8 million received in the first quarter of 1994. During the first quarter of 1995, the Corporation received a $1.2 million order to provide F-16 actuation components for foreign military use. Backlog levels totaled $74.4 million at March 31, 1995 compared with $95.7 million at March 31, 1994.

     The Flow Control and Marine segment reported sales of $5.8 million for the first quarter of 1995, compared with sales of $6.7 million for the same period of 1994. Sales of valve products for military customers were lower for the 1995 period, as were sales of commercial valve spare parts and extruded pipe products for marine markets, when compared with the sales levels achieved in the same period of the prior year. Operating profits also declined slightly in 1995, when comparing those same respective periods. The decline in operating earnings generally reflects the overall decline in sales.

     New orders for the Flow Control and Marine segment totaled $4.5 million in the first quarter of 1994, compared with $2.6 million in the first quarter of 1994. The Corporation's Target Rock subsidiary recently received a $3.5 million contract to develop a 4" hydraulically operated gate (HOG) valve for use in the U.S. Navy's next generation of nuclear attack submarines. This contract follows the award of similar contracts, valued at approximately $4.4 million, for the development of next generation solenoid and manual valves to be used in the attack submarine program, which had been received in late 1994. In addition, Target Rock Corporation received a contract for design and modification of 6" HOG valves to be used in a Navy retrofit program. This contract was also received in late 1994. These contracts represent multi-year development opportunities and only the first year funding is reflected in the Corporation's backlog at March 31, 1995. Total backlog for the Flow Control and Marine segment was $32.2 million at March 31, 1995, compared with $38.7 at March 31, 1994.

     The Corporation's Industrial segment posted sales of $14.8 million for the first quarter of 1995, compared with sales of $9.3 million for the first quarter of 1994. Significantly higher sales and operating earnings primarily reflect improvements at the Corporation's Metal Improvement Company subsidiary. These improvements were generally across the board for all products and services within its Industrial marketplace, including its shot peening, heat treating and compressor flapper valve businesses. The Industrial segment also reported improvements in sales and operating earnings of extruded tubular pipe products for commercial customers for the first quarter of 1995 as compared with the first quarter of 1994.

     New orders received in the first quarter of 1995 totaled $16.9 million, compared with orders of $9.4 million received in the same prior year period. Backlog levels for the Industrial segment, which are historically low relative to sales due to the short lead times for the majority of the segment's products and services, totaled $7.1 million at March 31, 1995, compared with $3.1 million at March 31, 1994.

Other Revenue and Costs:
    Other revenues recorded by the Corporation in the first quarter of 1995 totaled $3.3 million, compared to $3.1 million reported for the same period of 1994. The change in other revenue is primarily reflective of higher overall investment income for the 1995 period, when compared to the prior year. Operating costs, for the Corporation as a whole, were slightly lower for the first quarter of 1995 than costs incurred in the first quarter of 1994. Lower costs are primarily reflective of the lower sales by our operating segments, as detailed above, recorded in the first quarter of 1995, as compared with the prior year's period.

     Administrative expenses for the first quarter of both years were reduced by accrued income generated from the Corporation's overfunded pension plan. Net pension income recognized in the first quarter of 1994 totaled $.7 million, compared with $.9 million in the first quarter of 1994.

CHANGES IN FINANCIAL CONDITION:

Liquidity and Capital Resources:
     The Corporation's working capital was $111.8 million at March 31, 1995, an increase of 3% from working capital at December 31, 1994 and 15% over working capital at March 31, 1994. The ratio of current assets to current liabilities was 4.0 to 1 at March 31, 1995, remaining level with the ratio at December 31, 1994. The increase in working capital reflects higher net receivables and inventory levels at March 31, 1995, when compared with levels at December 31, 1994. An increase in net receivables primarily reflects the higher sales volume of shot peening and related services in the current period, while the increase in inventory reflect current levels of work in progress, the timing of progress payments received and the schedule of engineering benchmarks on development programs.

     The Corporation continues to maintain its $22.5 million revolving credit lending facility and its $22.5 million short term credit agreement, which provide additional sources of capital to the Corporation. The revolving credit agreement, of which $3.6 million remains unused at March 31, 1995, encompasses various letters of credit issued primarily in connection with outstanding industrial revenue bonds. There were no cash borrowings made on the short-term credit agreement during the first quarter of 1995.

     During the first quarter of 1995, internally generated funds were adequate to meet capital expenditures of $1.5 million, primarily for machinery and equipment within the operating segments. Projected funds from operating sources are expected to be more than adequate to cover future cash requirements, including anticipated capital expenditures of approximately $8.3 million for the balance of the year and anticipated expenditures connected with environmental remediation programs.

                         PART II - OTHER INFORMATION

Item 4.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

     On May 5, 1995, the Registrant held its annual meeting of share-holders. The matters submitted to a vote by the shareholders were the election of directors, the retention of independent accountants for the Registrant, and the approval by the shareholders of the Registrant's 1995 Long-Term Incentive Plan.

The vote received by the director nominees was as follows:

                                      For                   Withheld

Thomas R. Berner                   4,603,315                 8,828

John S. Bull                       4,601,883                10,260

James B. Busey IV                  4,601,171                10,972

David Lasky                        4,603,427                 8,716

William W. Sihler                  4,602,780                 9,363

J. McLain Stewart                  4,600,622                11,521

     The foregoing represent all of the Registrant's directors.

     There were no votes against or broker nonvotes.

     The shareholders approved the retention of Price Waterhouse as independent accountants and auditors for the Registrant. The holders of 4,470,236 shares voted in favor; 133,202 voted against, and 3,087 abstained. There were no broker nonvotes.

     The final item voted on at the May 5, 1995 meeting was the Registrant's 1995 Long-Term Incentive Plan, which plan had previously been adopted subject to shareholder approval. The shareholders did approve the plan, the holders of 3,878,101 shares voting in favor and 236,824 voting against, there having been 393,340 broker nonvotes and 8,423 abstentions.

Item 6.  EXHIBITS AND REPORTS ON FORM 8-K

     (a)  Exhibits

          Exhibit 27 - Financial Data Schedules (Page 16)

          The Registrant incorporates herein by reference Curtiss-Wright's 1995 Long-Term Incentive Plan, approved by Shareholders on May 5, 1995, which was filed on March 22, 1995 as Exhibit A to Registrant's Proxy Statement, dated March 13,1995.

     (b)  Reports on Form 8-K

          The Registrant did not file any reports on Form 8-K during the quarter ended March 31, 1995.


                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this Report to be signed on its behalf by the undersigned thereunto duly authorized.


                                   CURTISS-WRIGHT CORPORATION
                                   (Registrant)



                                   By:  Robert A. Bosi
                                        Robert A. Bosi,
                                        Vice President-Finance



                                   By:  Kenneth P. Slezak
                                        Kenneth P. Slezak,
                                        Controller

Dated: May 12, 1995